Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - Market risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (238.0)	$ 21.0	$ 34.4
South Deep gold hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(25.8)	(3.2)	10.9
Ghana gold hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(37.7)	22.0
Ghana oil hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2.5	1.5	8.8
Peru copper hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		9.2	(5.7)
Australia gold hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(178.8)	(4.6)	15.3
Australia oil hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2.3	1.4	$ 5.1
Australia foreign currency hedge [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7.2)	(9.1)
Maverix warrants – gain on fair value [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	4.2	$ 3.8
Gain on fair value on disposal of Maverix [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 2.5